METLIFE RETIREMENT PERSPECTIVES ("MRP")
               (Formerly Travelers Retirement Perspectives "TRP")

                                   PROSPECTUS
This prospectus describes MRP, Gold Track VSP (also referred to as "Very Small Plan" or "VSP"), and Unregistered Gold Track, each a group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company)* (the "Company," "us" or "we") designed to fund plans ("Plans") established under section 401 of the Internal Revenue Code of 1986, as amended (the "Code"). The Company is not a party to the Plan. Under some circumstances the Plans may also enter into agreements for services from a Third Party Administrator, whose services are separate and distinct from the Contracts, and a separate fee is payable to the Third Party Administrator by the Plan. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code.
Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.
The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Funding Options available through MetLife of CT Separate Account QPN for Variable Annuities (formerly Travelers Separate Account QPN for Variable Annuities) purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2                          Harris Oakmark International Portfolio -- Class A+
   American Funds Global Growth Fund                                Janus Capital Appreciation Portfolio -- Class A+
   American Funds Growth Fund                                       Legg Mason Partners Managed Assets Portfolio -- Class A+
   American Funds Growth-Income Fund                                Lord Abbett Bond Debenture Portfolio -- Class A+
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES                  Lord Abbett Growth and Income Portfolio -- Class B+
   Dreyfus Variable Investment Fund Appreciation Portfolio          Mercury Large-Cap Core Portfolio -- Class A+
   Dreyfus Variable Investment Fund Developing Leaders Portfolio    Met/AIM Capital Appreciation Portfolio -- Class A+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2     Met/AIM Small Cap Growth Portfolio -- Class A+
   Templeton Developing Markets Securities Fund                     MFS(R) Value Portfolio -- Class A+
   Templeton Foreign Securities Fund                                Neuberger Berman Real Estate Portfolio -- Class A+
JANUS ASPEN SERIES -- SERVICE SHARES                                Pioneer Fund Portfolio -- Class A+
   Mid Cap Growth Portfolio                                         Pioneer Mid-Cap Value Portfolio -- Class A+
LAZARD RETIREMENT SERIES, INC.                                      Pioneer Strategic Income Portfolio -- Class A+
   Lazard Retirement Small Cap Portfolio                         METROPOLITAN SERIES FUND
LEGG MASON PARTNERS INVESTMENT FUNDS, INC.                          BlackRock Aggressive Growth Portfolio -- Class D+
   Legg Mason Partners Investment Grade Bond Fund -- Class A+       BlackRock Bond Income Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. -- CLASS I+         FI Large Cap Portfolio -- Class A+
   Legg Mason Partners Variable All Cap Portfolio+                  FI Value Leaders Portfolio -- Class D+
   Legg Mason Partners Variable High Yield Bond Portfolio+          MFS(R) Total Return Portfolio -- Class F+
   Legg Mason Partners Variable Investors Portfolio+                T. Rowe Price Large Cap Growth Portfolio -- Class B+
   Legg Mason Partners Variable Total Return Portfolio+             Western Asset Management High Yield Bond Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II                          Western Asset Management U.S. Government Portfolio -- Class A+
   Legg Mason Partners Variable Appreciation Portfolio+          PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Legg Mason Partners Variable Equity Index Portfolio --           Real Return Portfolio
     Class II+                                                      Total Return Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.                PUTNAM VARIABLE TRUST -- CLASS IB
   Legg Mason Partners Variable Adjustable Rate Income             Putnam VT Small Cap Value Fund
     Portfolio+                                                  TEMPLETON GROWTH FUND, INC. -- CLASS A
   Legg Mason Partners Variable Aggressive Growth Portfolio+     VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
   Legg Mason Partners Variable Large Cap Growth Portfolio+         Van Kampen Life Investment Trust Comstock Portfolio
   Legg Mason Partners Variable Money Market Portfolio+          VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
   Legg Mason Partners Variable Social Awareness Stock              VIP Contrafund(R) Portfolio
     Portfolio+                                                     VIP Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V                        METROPOLITAN SERIES FUND, INC -- ASSET ALLOCATION
   Legg Mason Partners Variable Small Cap Growth                    PORTFOLIOS -- CLASS B
     Opportunities Portfolio+                                       MetLife Conservative Allocation Portfolio+
LORD ABBETT SERIES FUND INC. -- CLASS VC                            MetLife Conservative to Moderate Allocation Portfolio+
   Growth and Income Portfolio                                      MetLife Moderate Allocation Portfolio+
   Mid-Cap Value Portfolio                                          MetLife Moderate to Aggressive Allocation Portfolio+
MET INVESTORS SERIES TRUST                                          MetLife Aggressive Allocation Portfolio+
   Batterymarch Mid-Cap Stock Portfolio -- Class A+
   Dreman Small-Cap Value Portfolio -- Class A+
   Federated High Yield Portfolio -- Class A+

--------------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see Appendix B for more information.

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to MetLife Insurance Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, Hartford, CT 06103-3415, call 1- 800-233-3591, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

This prospectus provides the necessary information to make a decision on purchasing the Contract. More information about the Funding Options may be found in the prospectuses for the Funding Options. In general, this prospectus describes the variable portion of the Contract. Please read the Glossary prior to reading this prospectus to become familiar with the terms being used.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED: MAY 1, 2006

* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

                                TABLE OF CONTENTS


Glossary...............................................    3  The Annuity Period..........................................   35
Summary................................................    5     Maturity Date (Annuity Commencement Date)................   35
Fee Table..............................................    8     Allocation of Annuity....................................   35
Condensed Financial Information........................   17     Variable Annuity.........................................   36
The Annuity Contract...................................   17     Determination of First Annuity Payment...................   36
   General.............................................   17     Determination of Second and Subsequent Annuity
   Contract Owner Inquiries............................   18       Payments...............................................   36
   Allocated Contracts.................................   18     Fixed Annuity............................................   36
   Unallocated Contracts...............................   18     Election of Options......................................   36
   Purchase Payments...................................   18     Misstatement.............................................   37
   Crediting Purchase Payments.........................   18     Retired Life Certificate.................................   37
   Accumulation Units..................................   18     Allocation of Cash Surrender Value During the
   Account Value.......................................   19       Annuity Period.........................................   37
   The Variable Funding Options........................   19     Annuity Options..........................................   37
Charges and Deductions Under the Contract..............   24     Variable Liquidity Benefit...............................   38
   General.............................................   24  Miscellaneous Contract Provisions...........................   38
   Sales Loads.........................................   25     Contract and Participant's Individual Account
   Daily Asset Charge..................................   26       Termination............................................   38
   Variable Liquidity Benefit Charge...................   27     Suspension of Payments...................................   39
   Funding Option Charges..............................   27  The Separate Account........................................   39
   Semi-Annual Administrative Charge...................   27     Performance Information..................................   40
   Installation Charge.................................   28  Federal Tax Considerations..................................   40
   Premium Tax.........................................   28     General Taxation of Annuities............................   40
   Changes in Taxes Based upon Premium or Value........   28       Qualified Annuity Contracts............................   41
   Asset Allocation Services ..........................   28     Taxation of Qualified Annuity Contracts..................   41
   TPA Administrative Charges..........................   28     Mandatory Distributions for Qualified Plans..............   42
Transfers..............................................   28     Designated Roth Accounts.................................   42
   Transfers of Cash Value between Funding Options.....   28  Other Tax Considerations....................................   43
   Market Timing/Excessive Trading.....................   29     Penalty Tax for Premature Distributions..................   43
   Dollar Cost Averaging (Transfers)...................   31     Puerto Rico Tax Considerations...........................   44
   Transfers from Funding Options to Contracts Not               Non Resident Aliens......................................   44
     Issued by Us......................................   31     Hurricane Relief.........................................   44
                                                                 Loans....................................................   44
   Transfers to or from Other Contracts Issued by Us...   31  Other Information...........................................   45
   Transfers from Contracts Not Issued by Us...........   31     The Insurance Company....................................   45
Asset Allocation Services..............................   32     Financial Statements.....................................   45
   General.............................................   32     Distribution of the Contracts............................   45
   Managed Advisory Portfolio Program..................   32     Conformity with State and Federal Laws...................   47
   Program Fees -- Deductions from Contract Value......   33     Voting Rights............................................   47
Access To Your Money...................................   33     Contract Modification....................................   47
   Systematic Withdrawals..............................   34     Postponement of Payment (the "Emergency
Ownership Provisions...................................   34       Procedure")............................................   47
   Types of Ownership..................................   34  Restrictions on Financial Transactions......................   47
   Contract Owner......................................   34     Legal Proceedings .......................................   48
   Beneficiary.........................................   34  Appendix A  Condensed Financial Information.................  A-1
Death Benefit..........................................   34  Appendix B Additional Information Regarding the
   Death Benefits Prior to the Annuity                           Underlying Funds -- Mergers, Substitution or Name
     Commencement Date.................................   34       Change.................................................  B-1
                                                              Appendix C   Portfolio Marketing Names and Legal Names......  C-1
                                                              Appendix D Contents of the Statement of
                                                                 Additional Information...................................  D-1

                                    GLOSSARY

ACCUMULATION PERIOD -- The period before the commencement of Annuity payments.

ACCUMULATION UNIT -- An accounting unit of measure used to calculate values before Annuity payments begin.

ANNUITANT -- A person on whose life the Annuity payments are to be made under a Contract.

ANNUITY -- Payment of income for a stated period or amount.

ANNUITY COMMENCEMENT DATE --The date on which Annuity payments are to begin.

ANNUITY PERIOD -- The period following commencement of Annuity payments.

BENEFICIARY(IES) -- The person(s) or trustee designated to receive contract values in the event of a Participant's or Annuitant's death.

CASH SURRENDER VALUE -- The Cash Value less any amounts deducted upon surrender.

CASH VALUE -- The value of the Accumulation Units in Your Account or a Participant's Individual Account less any reductions for administrative charges. Sometimes referred to as "Account Value."

CODE -- The Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- Any investment option under the Plan, which in our opinion, consists primarily of fixed income securities and/or money market instruments.

CONTRACT DATE -- The date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT OWNER (YOU, YOUR) -- The Trustee or entity owning the Contract.

CONTRACT YEAR -- The twelve month period commencing with the Contract Date or with any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

ERISA DISCLOSURE AND ACKNOWLEDGMENT FORM -- The document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the contract sale.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the plan administrator.

FIXED ACCOUNT -- Part of the General Account of the Company.

FIXED ANNUITY -- An Annuity with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- The variable investment options to which Purchase Payments under the Contract may be allocated.

GENERAL ACCOUNT -- The Company's General Account in which amounts are held if directed to the Fixed Account during the Accumulation Period and in which reserves are maintained for Fixed Annuities during the Annuity Period.

HOME OFFICE -- MetLife Insurance Company of Connecticut, One Cityplace, Hartford, CT 06103, or any other office that we may designate for the purpose of administering this contract.

MATURITY DATE -- The date on which the Annuity payments are to begin.

PARTICIPANT -- An eligible person who is a member in the Plan.

PARTICIPANT'S INDIVIDUAL ACCOUNT -- An account to which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

PURCHASE PAYMENTS -- Payments made to the Contract.

PLAN -- An employer's retirement plan that qualifies for special tax treatment under section 401 of the Code.

SEPARATE ACCOUNT -- MetLife of CT Separate Account QPN for Variable Annuities. A segregated account exempt from registration with the Securities and Exchange Commission pursuant to Section 3(c)(11) of the Investment Company Act of 1940, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- The portion of the assets of the Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- An entity that has contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which the Subaccounts invest.

VALUATION DATE -- A day on which the New York Stock Exchange is open for business. The value of the Separate Account is determined at the close of the New York Stock Exchange on such days.

VALUATION PERIOD -- The Period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- Instructions in a written form, satisfactory to us, and received at the Home Office.

YOUR ACCOUNT -- Accumulation Units credited to you under this Contract.

                                    SUMMARY:
                     METLIFE RETIREMENT PERSPECTIVES ANNUITY

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by MetLife Insurance Company of Connecticut are designed for use in conjunction with certain qualified plans including tax-qualified pension or profit-sharing plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $1,000 annually per Participant's Individual Account, or $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.

Because of the size of these Contracts, the possible involvement of third party administrators ("TPAs"), the allocated or unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.

We offer a group allocated Contract designed to record information for all present and future Participants under the Contract. At the Contract Owner's direction, we will establish Participant Individual Accounts for each Participant in the Plan. All Purchase Payments are allocated among the available Funding Options under the Contract, as directed by the Contract Owner. If the Contract Owner provides written authorization, Participants can make individual allocations among the available Funding Options selected by the Plan. We will satisfy distribution requests from the Participant's Individual Accounts.

We also offer an unallocated annuity Contract, designed for use with certain Plans where the employer has secured the services of a TPA to provide, among other things, participant level recordkeeping services. All Purchase Payments are allocated among the available Funding Options under the Contract, as directed by the Contract Owner. There are not individual allocations under the unallocated Contracts for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, pre-tax contributions accumulate on a tax deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.

During the payout phase, Participants may choose to receive Annuity payments in the form of a variable annuity, a fixed annuity or a combination of both.

Once Participants choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, Participants have the same investment choices they had during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The contract is issued to a Plan trustee. Where we refer to "you," we are referring to the Plan trustee. The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated contracts provide for fixed (General Account) and variable (Separate Account) accumulations and annuity payouts. Where we refer to your Contract, we are referring to a group Contract. We hold all Purchase Payments under the Contract at your direction. As Contract Owner, you have all rights in and obligations of the Contract. For unallocated Contracts, we will take direction only from you or your designee regarding amounts held in the Contract. For allocated Contracts, you may authorize us to take direction from Plan Participants regarding allocation of their individual account balances, DCA, transfers and auto-rebalancing. Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, automatic rebalancing, systematic withdrawals, etc.). Your retirement plan provisions supercede the prospectus. If Participants have any questions about your specific retirement plan, they should contact your Plan administrators. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. If the Contract is an allocated Contract, you can authorize Participants to direct their Purchase Payments to purchase shares of one or more of the Underlying Funds. Depending on which Subaccounts you (or for allocated Contracts, Participants) select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, you (or for allocated Contracts, Participants) may make or lose money in any of these Funding Options.

You can transfer among the variable Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the variable Funding Options at least once every six months, provided you transfer no more than 20% of the Fixed Account value out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For allocated Contracts we may deduct a semi-annual contract administrative fee of $15 from each Participant Individual Account. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge daily of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts you or Participants direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

The Contract will specify whether a surrender charge or a contingent deferred sales charge applies to amounts withdrawn from the Contract. Only one of the charges will apply to your Contract. The amount of the surrender charge depends on the aggregate assets in the Contract at the time the Contract is issued and the length of time the Contract has been in force. For Contracts with aggregate assets less than $1,000,000 as of the Contract's effective date, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. Contracts with aggregate assets of $1,000,000 or more as of the Contract's effective date will not have a surrender charge. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year. Contracts issued prior to May 24, 2005 may instead provide for a contingent deferred sales charge. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the Purchase Payment was made.

If you withdraw all amounts under the Contract, or if you or Participants begin receiving annuity/income payments, we may be required by your state to deduct a premium tax.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you selected and are eligible for the Managed Advisory Portfolio Program, which is an asset allocation program, the maximum charge is 0.80% annually deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before tax dollars. Generally, Participants will be taxed on Purchase Payments allocated to their Individual Account and on any earnings upon a withdrawal or receipt of Annuity payments. If a Participant is younger than age 59 1/2 when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments from their Individual Account annuity or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? For allocated Contracts, a death benefit is provided in the event of death of the Participant under a Participant's Individual Account prior to the earlier of the Participant's 75th birthday or the Annuity Commencement Date. For unallocated Contracts, a death benefit is only available with the Company's approval, and may not be available in all jurisdictions.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit Values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals may be subject to a withdrawal charge.

     o ASSET ALLOCATION SERVICES. Effective May 1, 2006, the Managed Advisory Portfolio Program (the "program" or "MAPP") is closed to new qualified retirement plans. Participants who enrolled prior to May 1, 2006, may continue to make Purchase Payments into the program and participants in qualified retirement plans in which MAPP is available on May 1, 2006, may continue to enroll into the program. Effective July 1, 2006, MAPP will be closed to new participants in qualified retirement plans in which MAPP is available. Participants who enrolled in the program prior to July 1, 2006, may continue to make additional Purchase Payments into the program. Participants who cancel enrollment in the program may not re-enroll. Participants in the program enter into a separate investment advisory agreement with Tower Square Securities Inc. ("Tower Square"), an affiliate of the Company, for the purpose of receiving asset allocation advice under the program. Under the program, participants allocate Contract Value according to one of six asset allocation model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create the Program. The program is not a part of the Contract issued by the Company, and you are not required to participate in the program. The program is fully described in a separate disclosure statement prepared by Tower Square.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES

SURRENDER CHARGE: ........................................... 5%(1), (2), (3)
(AS A PERCENTAGE OF AMOUNT SURRENDERED)

CONTINGENT DEFERRED SALES CHARGE ("CDSC"): .................. 5.5% (Only
Contracts issued prior to May 24, 2005)
(AS A PERCENTAGE OF PURCHASE PAYMENTS WITHDRAWN)

If withdrawn within 5 years after the Purchase Payment is made: 5.50% If withdrawn 5 or more years after the Purchase Payment is made: 0%

VARIABLE LIQUIDITY BENEFIT CHARGE: .......................... 5%(3), (4)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS)

--------------
(1) For Contracts issued after May 24, 2005, the surrender charge will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. If the expected level of aggregate Contract assets during the first Contract Year is less than $1,000,000, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:

                CONTRACT YEAR                     SURRENDER CHARGE
----------------------------------------------    -----------------
GREATER THAN OR EQUAL TO       BUT LESS THAN
--------------------------    ----------------
         0 years                  1 years                5%
         1 years                  2 years                4%
         2 years                  3 years                3%
         3 years                  4 years                2%
         4 years                  5 years                1%
        5+ years                                         0%


     If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.

(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8th Contract Year. The charge is as follows:

                CONTRACT YEAR                     SURRENDER CHARGE
----------------------------------------------    -----------------
GREATER THAN OR EQUAL TO       BUT LESS THAN
--------------------------    ----------------
         0 years                  2 years                5%
         2 years                  4 years                4%
         4 years                  6 years                3%
         6 years                  8 years                2%
        8+ years                                         0%

(3) A Contract will have either a surrender charge or a contingent deferred sales charge, depending on the issue date.

(4) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity payments. For Contracts issued on or after May 24, 2005, the charge is as follows:

                CONTRACT YEAR                     SURRENDER CHARGE
----------------------------------------------    -----------------
GREATER THAN OR EQUAL TO       BUT LESS THAN
--------------------------    ----------------
         0 years                  1 years                5%
         1 years                  2 years                4%
         2 years                  3 years                3%
         3 years                  4 years                2%
         4 years                  5 years                1%
        5+ years                                         0%

For Contracts issued before May 24, 2005, the charge is as follows:

                CONTRACT YEAR                     SURRENDER CHARGE
----------------------------------------------    -----------------
GREATER THAN OR EQUAL TO       BUT LESS THAN
--------------------------    ----------------
         0 years                  2 years                5%
         2 years                  4 years                4%
         4 years                  6 years                3%
         6 years                  8 years                2%
        8+ years                                         0%


SEMI-ANNUAL ADMINISTRATIVE CHARGE:........................... $15
Per Participant Individual Account (Allocated Contracts only)

INSTALLATION CHARGE:......................................... $1,000(5)
One-time charge applicable to allocated Contracts that has an average per participant balance of less than $5,000 as of the Effective Date of the Contract.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(6(7))

      AGGREGATE CONTRACT ASSETS               TOTAL ANNUAL DAILY ASSET CHARGE
      -------------------------               -------------------------------
           $0 -- $249,999.99                                1.50%
        $250,000 -- $999,999.99                             1.30%
      $1,000,000 -- $2,999,999.99                           1.05%
         $3,000,000 and over                               0.80%

We may reduce or eliminate the surrender charge, the contingent deferred sales charge, the semi-annual account charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.

MANAGED ADVISORY PORTFOLIO PROGRAM

Effective May 1, 2006, MAPP is closed to new plans. Participants who enrolled prior to May 1, 2006, may continue to make Purchase Payments into the program and participants in plans in which MAPP is available on May 1, 2006, may continue to enroll into the program. Effective July 1, 2006, MAPP will be closed to new plan participants in plans in which MAPP is available. Participants who enrolled in the program prior to July 1, 2006, may continue to make additional Purchase Payments into the program. Participants who cancel enrollment in the program may not re-enroll.

The following table describes the annual investment advisory fee for clients who have entered into or are eligible to select an investment advisory agreement to participate in Tower Square's Managed Advisory Portfolio Program.

                                                        MAXIMUM ANNUAL FEE FOR
CONTRACT VALUE EQUAL TO                                    MANAGED ADVISORY
    OR GREATER THAN             BUT LESS THAN            PORTFOLIO PROGRAM(8)
-------------------------    --------------------     --------------------------
           $0                      $25,000                      0.80%
        $25,000                    $50,000                      0.65%
        $50,000                    $75,000                      0.50%
        $75,000                   $100,000                      0.35%
       $100,000+                                                0.20%

--------------
(5) The Installation Charge is generally paid by the plan sponsor, who may or may not allocate it among Participant accounts.

(6) The Daily Asset Charge will depend on the expected Aggregate Contract Assets during the first Contract year, as determined by the Company.

(7)  We are waiving the following amounts of the M&E charge on these
     Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

(8) The annual fee is applied to the participant's current Contract Value. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-233-3591.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                       MAXIMUM
                                                                --------------------------     -------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....                0.47%                         4.47%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                         DISTRIBUTION
                                            AND/OR                                      CONTRACTUAL FEE      NET TOTAL
                                           SERVICE                     TOTAL ANNUAL          WAIVER           ANNUAL
                           MANAGEMENT      (12b-1)       OTHER          OPERATING       AND/OR EXPENSE      OPERATING
UNDERLYING FUND:               FEE           FEES       EXPENSES         EXPENSES        REIMBURSEMENT      EXPENSES**
-----------------         ------------  -------------- ----------    ---------------   ------------------  ------------
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund --
     Class 2*.............     0.58%         0.25%        0.04%            0.87%                --             0.87%
   American Funds Growth
     Fund -- Class 2*.....     0.33%         0.25%        0.02%            0.60%                --             0.60%
   American Funds
     Growth-Income Fund
     -- Class 2*..........     0.28%         0.25%        0.01%            0.54%                --             0.54%
DREYFUS VARIABLE
   INVESTMENT FUND
   Dreyfus Variable
     Investment Fund
     Appreciation
     Portfolio -- Initial
     Shares...............     0.75%           --         0.05%            0.80%                --             0.80%
   Dreyfus Variable
     Investment Fund
     Developing Leaders
     Portfolio -- Initial
     Shares...............     0.75%           --         0.06%            0.81%                --             0.81%
FRANKLIN TEMPLETON
   VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small-Mid
     Cap Growth
     Securities Fund --
     Class 2*+............     0.48%         0.25%        0.28%            1.01%              0.02%            0.99%(1)(2)
   Templeton Developing
     Markets Securities
     Fund -- Class 2*.....     1.24%         0.25%        0.29%            1.78%                --             1.78%
   Templeton Foreign
     Securities Fund --
     Class 2*.............     0.65%         0.25%        0.17%            1.07%              0.05%            1.02%(2)


                                         DISTRIBUTION
                                            AND/OR                                      CONTRACTUAL FEE      NET TOTAL
                                           SERVICE                     TOTAL ANNUAL          WAIVER           ANNUAL
                           MANAGEMENT      (12b-1)       OTHER          OPERATING       AND/OR EXPENSE      OPERATING
UNDERLYING FUND:               FEE           FEES       EXPENSES         EXPENSES        REIMBURSEMENT      EXPENSES**
-----------------         ------------  -------------- ----------    ---------------   ------------------  ------------
JANUS ASPEN SERIES
   Global Life Sciences
     Portfolio -- Service
     Shares*+.............     0.64%         0.25%        0.31%            1.20%                --             1.20%
   Global Technology
     Portfolio -- Service
     Shares*+.............     0.64%         0.25%        0.09%            0.98%                --             0.98%
   Mid Cap Growth
     Portfolio -- Service
     Shares*..............     0.64%         0.25%        0.03%            0.92%                --             0.92%
LAZARD RETIREMENT
   SERIES, INC.
   Lazard Retirement
     Small Cap Portfolio*      0.75%         0.25%        0.22%            1.22%                --             1.22%(12)
LEGG MASON PARTNERS
   INVESTMENT FUNDS, INC
Legg Mason Partners
   Investment Grade Bond
   Fund -- Class A*.......     0.63%         0.25%        0.17%            1.05%                --             1.05%
LEGG MASON PARTNERS
   INVESTMENT TRUST
   Legg Mason Partners
     S&P 500 Index Fund
     -- Class A*+.........     0.25%         0.20%        0.14%            0.59%                --             0.59%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio -- Class I.     0.75%           --         0.07%            0.82%                --             0.82%
   Legg Mason Partners
     Variable High Yield
     Bond Portfolio --
     Class I..............     0.80%           --         0.30%            1.10%                --             1.10%(3)
   Legg Mason Partners
     Variable Investors
     Portfolio -- Class I.     0.65%           --         0.06%            0.71%                --             0.71%
   Legg Mason Partners
     Variable Total
     Return Portfolio --
     Class I..............     0.75%           --         0.18%            0.93%                --             0.93%(3)
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable
     Appreciation
     Portfolio............     0.70%           --         0.02%            0.72%                --             0.72%
   Legg Mason Partners
     Variable Equity
     Index Portfolio --
     Class II*............     0.31%         0.25%        0.03%            0.59%                --             0.59%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income
     Portfolio*++.........     0.55%         0.25%        0.28%            1.08%                --             1.08%(4)
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++...     0.75%           --         0.02%            0.77%                --             0.77%(4)
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++...     0.75%           --         0.04%            0.79%                --             0.79%(4)


                                         DISTRIBUTION
                                            AND/OR                                      CONTRACTUAL FEE      NET TOTAL
                                           SERVICE                     TOTAL ANNUAL          WAIVER           ANNUAL
                           MANAGEMENT      (12b-1)       OTHER          OPERATING       AND/OR EXPENSE      OPERATING
UNDERLYING FUND:               FEE           FEES       EXPENSES         EXPENSES        REIMBURSEMENT      EXPENSES**
-----------------         ------------  -------------- ----------    ---------------   ------------------  ------------
   Legg Mason Partners
     Variable Money
     Market Portfolio++...     0.45%           --          0.02%            0.47%                --            0.47%(4)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++..........     0.71%           --          0.04%            0.75%                --            0.75%(5)
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth
     Opportunities
     Portfolio............     0.75%           --          0.30%            1.05%                --            1.05%
LORD ABBETT SERIES FUND,
   INC.
   Growth and Income
     Portfolio -- Class VC     0.48%           --          0.41%            0.89%                --            0.89%(13)
   Mid-Cap Value
     Portfolio -- Class VC     0.74%           --          0.38%            1.12%                --            1.12%(13)
MET INVESTORS SERIES
   TRUST
   Batterymarch Mid-Cap
     Stock Portfolio --
     Class A..............     0.70%           --          0.10%            0.80%                --            0.80%(14)
   Dreman Small-Cap
     Value Portfolio --
     Class A..............     0.83%           --          3.64%            4.47%              3.37%           1.10%(6)(14)
   Federated High Yield
     Portfolio -- Class A.     0.60%           --          0.21%            0.81%                --            0.81%(14)
   Harris Oakmark
     International
     Portfolio -- Class A.     0.82%           --          0.13%            0.95%                --            0.95%
   Janus Capital
     Appreciation
     Portfolio -- Class A.     0.65%           --          0.09%            0.74%                --            0.74%(14)
   Legg Mason Partners
     Managed Assets
     Portfolio -- Class A.     0.50%           --          0.09%            0.59%                --            0.59%(14)
   Lord Abbett Bond
     Debenture Portfolio
     -- Class A...........     0.51%           --          0.05%            0.56%                --            0.56%
   Lord Abbett Growth
     and Income
     Portfolio -- Class B*     0.50%         0.25%         0.04%            0.79%                --            0.79%(13)
   Mercury Large-Cap
     Core Portfolio --
     Class A..............     0.78%           --          0.12%            0.90%                --            0.90%(8)(14)
   Met/AIM Capital
     Appreciation
     Portfolio -- Class A.     0.76%           --          0.05%            0.81%                --            0.81%(14)
   Met/AIM Small Cap
     Growth Portfolio --
     Class A..............     0.90%           --          0.10%            1.00%                --            1.00%(6)(14)
   MFS(R) Value Portfolio
     -- Class A...........     0.73%           --          0.24%            0.97%                --            0.97%(14)
   Neuberger Berman Real
     Estate Portfolio --
     Class A..............     0.67%           --          0.03%            0.70%                --            0.70%(8)
   Pioneer Fund
     Portfolio -- Class A.     0.75%           --          0.28%            1.03%              0.03%           1.00%(6)(14)
   Pioneer Mid-Cap Value
     Portfolio -- Class A.     0.75%           --          2.84%            3.59%              2.59%           1.00%(6)(14)
   Pioneer Strategic
     Income Portfolio --
     Class A..............     0.73%           --          0.09%            0.82%                --            0.82%(14)


                                         DISTRIBUTION
                                            AND/OR                                      CONTRACTUAL FEE      NET TOTAL
                                           SERVICE                     TOTAL ANNUAL          WAIVER           ANNUAL
                           MANAGEMENT      (12b-1)       OTHER          OPERATING       AND/OR EXPENSE      OPERATING
UNDERLYING FUND:               FEE           FEES       EXPENSES         EXPENSES        REIMBURSEMENT      EXPENSES**
-----------------         ------------  -------------- ----------    ---------------   ------------------  ------------
METROPOLITAN SERIES
   FUND, INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D*.............     0.73%         0.10%         0.06%            0.89%                --            0.89%
   BlackRock Bond Income
     Portfolio -- Class A.     0.40%           --          0.07%            0.47%                --            0.47%(7)
   FI Large Cap
     Portfolio -- Class A.     0.80%           --          0.06%            0.86%                --            0.86%(8)
   FI Value Leaders
     Portfolio -- Class D*     0.66%         0.10%         0.07%            0.83%                --            0.83%
   MFS(R) Total Return
     Portfolio -- Class F*     0.57%         0.20%         0.16%            0.93%                --            0.93%(11)
   T. Rowe Price Large
     Cap Growth
     Portfolio -- Class B*     0.60%         0.25%         0.12%            0.97%                --            0.97%(9)
   Western Asset
     Management High
     Yield Bond
     Portfolio -- Class A.     0.48%           --          0.12%            0.60%                --            0.60%(8)
   Western Asset
     Management U.S.
     Government
     Portfolio -- Class A.     0.54%           --          0.07%            0.61%                --            0.61%
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio
     -- Administrative
     Class................     0.25%           --          0.41%            0.66%                --            0.66%(10)
   Total Return
     Portfolio --
     Administrative Class.     0.25%           --          0.40%            0.65%                --            0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap
     Value Fund --
     Class IB*............     0.76%         0.25%         0.08%            1.09%                --            1.09%
TEMPLETON GROWTH FUND,
   INC. -- CLASS A........     0.58%         0.25%         0.23%            1.06%                --            1.06%
VAN KAMPEN LIFE
   INVESTMENT TRUST
   Van Kampen Life
     Investment Trust
     Comstock Portfolio
     Class II*............     0.56%         0.25%         0.03%            0.84%                --            0.84%
   Van Kampen Life
     Investment Trust
     Emerging Growth
     Portfolio Class II*+.     0.70%         0.25%         0.07%            1.02%                --            1.02%
VARIABLE INSURANCE
   PRODUCTS FUND
   VIP Contrafund(R)
     Portfolio -- Service
     Class 2*.............     0.57%         0.25%         0.09%            0.91%                --            0.91%
   VIP Mid Cap Portfolio
     -- Service Class 2*..     0.57%         0.25%         0.12%            0.94%                --            0.94%

ASSET ALLOCATION PORTFOLIOS:

                                                                                                                           NET TOTAL
                                                                                                                            ANNUAL
                                                                                                                           OPERATING
                                                                                                                           EXPENSES
                                                                                                                          INCLUDING
                                         DISTRIBUTION                                                                        NET
                                            AND/OR                                      CONTRACTUAL FEE      NET TOTAL     EXPENSES
                                           SERVICE                     TOTAL ANNUAL          WAIVER           ANNUAL         OF
                           MANAGEMENT      (12b-1)       OTHER          OPERATING       AND/OR EXPENSE      OPERATING     UNDERLYING
UNDERLYING FUND:               FEE           FEES       EXPENSES         EXPENSES        REIMBURSEMENT      EXPENSES**    PORTFOLIOS
-----------------         ------------  -------------- ----------    ---------------   ------------------  ------------  -----------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio --
 Class B *................     0.10%       0.25%          0.95%          1.30%                0.95%           0.35%      0.98%(a)(b)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*.....    0.10%       0.25%          0.31%          0.66%                0.31%           0.35%      1.00%(a)(b)
MetLife Moderate Allocation
 Portfolio -- Class B*.....    0.10%       0.25%          0.19%          0.54%                0.19%           0.35%      1.04%(a)(b)
MetLife Moderate to
 Aggressive Allocation
 Portfolio --
 Class B*.................     0.10%       0.25%          0.24%          0.59%                0.24%           0.35%      1.06%(a)(b)
MetLife Aggressive
 Allocation Portfolio --
 Class B*.................     0.10%       0.25%          1.66%          2.01%                1.66%           0.35%      1.07%(a)(b)


(a) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(b) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+    Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(3) The Management fee has been restated to reflect a new management fee schedule that became effective on October 1, 2005.

(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.

(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio.

(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(11) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

(12) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on December 19, 2005.

(13) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

(14) Fees and expenses for this portfolio are estimated for the year ending December 31, 2006.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements. The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE 1 (FOR CONTRACTS ISSUED ON OR AFTER MAY 24, 2005, AND ASSUMING THE INSTALLATION CHARGE IS NOT ALLOCATED TO PARTICIPANT ACCOUNTS)

                                           IF CONTRACT IS SURRENDERED AT THE END    IF CONTRACT IS NOT SURRENDERED OR
                                                      OF PERIOD SHOWN:            ANNUITIZED AT THE END OF PERIOD SHOWN:
                                           -------------------------------------- ----------------------------------------
FUNDING OPTION                             1 YEAR    3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------                           -------   --------  --------  -------- -------- ---------  -------- -----------
Underlying Fund with Maximum Total
Annual Operating Expenses..............    $1,105    $2,095    $3,055     $5,737    $605    $1,795    $2,955    $5,737
Underlying Fund with Minimum Total
Annual Operating Expenses..............     $712      $954     $1,222     $2,412    $212     $654     $1,122    $2,412

EXAMPLE 2 (FOR CONTRACTS ISSUED BEFORE MAY 24, 2005 WITH SURRENDER CHARGE SCHEDULE AND ASSUMING THE INSTALLATION CHARGE IS NOT ALLOCATED TO PARTICIPANT ACCOUNTS)

                                           IF CONTRACT IS SURRENDERED AT THE END    IF CONTRACT IS NOT SURRENDERED OR
                                                      OF PERIOD SHOWN:            ANNUITIZED AT THE END OF PERIOD SHOWN:
                                           -------------------------------------- ----------------------------------------
FUNDING OPTION                             1 YEAR    3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------                           -------   --------  --------  -------- -------- ---------  -------- -----------
Underlying Fund with Maximum Total
Annual Operating Expenses..............  $1,105    $2,195   $3,255    $5,737      $605      $1,795    $2,955    $5,737
Underlying Fund with Minimum Total
Annual Operating Expenses..............   $712     $1,054   $1,422    $2,412      $212       $654     $1,122    $2,412

EXAMPLE 3 (FOR CONTRACTS ISSUED BEFORE MAY 24, 2005 WITH CDSC SCHEDULE AND ASSUMING THE INSTALLATION CHARGE IS NOT ALLOCATED TO PARTICIPANT ACCOUNTS)

                                           IF CONTRACT IS SURRENDERED AT THE END    IF CONTRACT IS NOT SURRENDERED OR
                                                      OF PERIOD SHOWN:            ANNUITIZED AT THE END OF PERIOD SHOWN:
                                           -------------------------------------- ----------------------------------------
FUNDING OPTION                             1 YEAR    3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------                           -------   --------  --------  -------- -------- ---------  -------- -----------
Underlying Fund with Maximum Total
Annual Operating Expenses..............  $1,155    $2,345    $3,505    $5,737     $605    $1,795     $2,955     $5,737
Underlying Fund with Minimum Total
Annual Operating Expenses..............   $762     $1,204    $1,672    $2,412     $212     $654      $1,122     $2,412

EXAMPLE 4 (FOR CONTRACTS ISSUED ON OR AFTER MAY 24, 2005, AND ASSUMING THE INSTALLATION CHARGE IS NOT ALLOCATED TO PARTICIPANT ACCOUNTS AND ASSUMING THAT YOU OR PARTICIPANTS HAVE ELECTED THE MAPP PROGRAM AT THE MAXIMUM FEE. UNDER THE MAPP PROGRAM, YOU CHOOSE TO ENTER INTO A SEPARATE INVESTMENT ADVISORY AGREEMENT WITH TOWER SQUARE FOR THE PURPOSE OF RECEIVING ASSET ALLOCATION SERVICES. THE PROGRAM IS NOT A PART OF THE CONTRACT ISSUED BY THE COMPANY.)

                                           IF CONTRACT IS SURRENDERED AT THE END    IF CONTRACT IS NOT SURRENDERED OR
                                                      OF PERIOD SHOWN:            ANNUITIZED AT THE END OF PERIOD SHOWN:
                                           -------------------------------------- ----------------------------------------
FUNDING OPTION                             1 YEAR    3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------                           -------   --------  --------  -------- -------- ---------  -------- -----------
Underlying Fund with Minimum Total
Annual Operating Expenses..............  $1,182      $2,306    $3,378    $6,242    $682      $2,006    $3,278    $6,242
Underlying Fund with Maximum Total
Annual Operating Expenses..............   $792       $1,194    $1,620    $3,198    $292       $894     $!,520    $3,198

EXAMPLE 5 FOR CONTRACTS ISSUED BEFORE MAY 24, 2005 WITH SURRENDER CHARGE SCHEDULE AND ASSUMING THE INSTALLATION CHARGE IS NOT ALLOCATED TO PARTICIPANT ACCOUNTS AND ASSUMING THAT YOU OR PARTICIPANTS HAVE ELECTED THE MAPP PROGRAM AT THE MAXIMUM FEE. UNDER THE MAPP PROGRAM, YOU CHOOSE TO ENTER INTO A SEPARATE INVESTMENT ADVISORY AGREEMENT WITH TOWER SQUARE FOR THE PURPOSE OF RECEIVING ASSET ALLOCATION SERVICES. THE PROGRAM IS NOT A PART OF THE CONTRACT ISSUED BY THE COMPANY)

                                           IF CONTRACT IS SURRENDERED AT THE END    IF CONTRACT IS NOT SURRENDERED OR
                                                      OF PERIOD SHOWN:            ANNUITIZED AT THE END OF PERIOD SHOWN:
                                           -------------------------------------- ----------------------------------------
FUNDING OPTION                             1 YEAR    3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------                           -------   --------  --------  -------- -------- ---------  -------- -----------
Underlying Fund with Maximum Total
Annual Operating Expenses..............  $1,182      $2,406    $3,578    $6,242    $682      $2,006    $3,278    $6,242
Underlying Fund with Minimum Total
Annual Operating Expenses..............   $792       $1,294    $1,820    $3,198    $292       $894      1,520    $3,198

EXAMPLE 6 (FOR CONTRACTS ISSUED BEFORE MAY 24, 2005 WITH CDSC SCHEDULE AND ASSUMING THE INSTALLATION CHARGE IS NOT ALLOCATED TO PARTICIPANT ACCOUNTS AND ASSUMING THAT YOU OR PARTICIPANTS HAVE ELECTED THE MAPP PROGRAM AT THE MAXIMUM FEE. UNDER THE MAPP PROGRAM, YOU CHOOSE TO ENTER INTO A SEPARATE INVESTMENT ADVISORY AGREEMENT WITH TOWER SQUARE FOR THE PURPOSE OF RECEIVING ASSET ALLOCATION SERVICES. THE PROGRAM IS NOT A PART OF THE CONTRACT ISSUED BY THE COMPANY.)

                                           IF CONTRACT IS SURRENDERED AT THE END    IF CONTRACT IS NOT SURRENDERED OR
                                                      OF PERIOD SHOWN:            ANNUITIZED AT THE END OF PERIOD SHOWN:
                                           -------------------------------------- ----------------------------------------
FUNDING OPTION                             1 YEAR    3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------                           -------   --------  --------  -------- -------- ---------  -------- -----------
Underlying Fund with Minimum Total
Annual Operating Expenses..............  $1,232      $2,556    $3,828    $6,242    $682      $2,006    $3,278    $6,242
Underlying Fund with Maximum Total
Annual Operating Expenses..............   $842       $1,444    $2,070    $3,198    $292       $894     $1,520    $3,198

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

MetLife Retirement Perspectives, Gold Track VSP, and Unregistered Gold Track each is a group annuity contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

We encourage you to evaluate the fees, expenses, benefits and features of this group annuity contract against those of other investment products, including other group annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

GENERAL

The Contracts described in this prospectus are designed for use only with plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to your choice of one or more Funding Options. Purchase Payments less any applicable premium tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments. While you will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity payments and reserve values will vary in accordance with these factors.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract does not provide your Plan with any additional tax deferral benefits beyond those provided by the Plan. Accordingly, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-233-3591.

ALLOCATED CONTRACTS

We offer an allocated group annuity contract designed to record information for all present and future Participants under the Contract. Participants do not receive a certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity contract, designed for use with certain Plans where the employer has secured the services of a Third Party Administrator ("TPA"). The Company does not record keep individual accounts for individual Participants in the Plan. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.

We will issue the Contracts to the Plan sponsor or the Plan trustee. We hold all Purchase Payments under the Contract, as directed by the Contract Owner (or if authorized by the Contract Owner, as directed by Participants).

PURCHASE PAYMENTS

For unallocated contracts, the minimum Purchase Payment allowed is $10,000 annually per Contract. For allocated contracts, the minimum Purchase Payment allowed is an average of $1,000 annually per Participant's Individual Account.

CREDITING PURCHASE PAYMENTS

We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days of our receipt of the initial Purchase Payment, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive them, if they are received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in the value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

ACCOUNT VALUE

During the Accumulation Period, we determine the Account Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

A few of the Underlying Funds are retail mutual funds which are available outside of a purchase of a variable annuity or variable life insurance product. Their performance will not be identical to the retail fund, because of the Contract charges and expenses that you bear while you hold the Contract.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the investment Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new purchase payment Purchase Payments and/or transfers of Contract Value if we determine that the Underlying

Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates or administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies". The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of the Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other
Information--Distribution of the Contracts.").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling call 1- 800-233-3591 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to participants.


               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     -- Class 2                           stocks.                                     Company
   American Funds Growth Fund --          Seeks capital appreciation through          Capital Research and Management
     Class 2                              stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     -- Class 2                           income.                                     Company
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --    Seeks long-term capital growth              The Dreyfus Corporation
     Appreciation Portfolio Initial       consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                               capital, with growth of current income
                                          is a secondary objective.
   Dreyfus Variable Investment Fund --    Seeks capital growth.                       The Dreyfus Corporation
     Developing Leaders Portfolio
     Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.             Franklin Advisers, Inc.
     Securities Fund -- Class 2+
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     -- Class 2                                                                       Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES
   Global Life Sciences Portfolio --      Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares+
   Global Technology Portfolio --         Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares+
   Mid Cap Growth Portfolio -- Service    Seeks long-term growth of capital.          Janus Capital Management LLC
     Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS INVESTMENT TRUST
   Legg Mason Partners S&P 500 Index      Seeks investment results that, before       TIMCO Asset Management Inc
     Fund -- Class A+*                    expenses, correspond to the price and
                                          yield performance of the S&P 500 Index.
LEGG MASON PARTNERS VARIABLE
   INVESTMENT FUNDS, INC.
   Legg Mason Partners Investment         Seeks a high level of current income        Smith Barney Fund Management LLC
     Grade Bond Fund -- Class A           as is consistent with prudent
                                          investment management and preservation
                                          of capital. The fund invests in
                                          investment grade fixed income
                                          securities and related investments.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation.                 Salomon Brothers Asset Management Inc
     Cap Portfolio -- Class I
   Legg Mason Partners Variable High      Seeks total return, consistent with         Salomon Brothers Asset Management Inc
     Yield Bond Portfolio -- Class I      the preservation of capital.
   Legg Mason Partners Variable           Seeks long-term growth of capital,          Salomon Brothers Asset Management Inc
     Investors Portfolio -- Class I       with growth of current income as a
                                          secondary objective.
   Legg Mason Partners Variable Total     Seeks to obtain above-average income.       Salomon Brothers Asset Management Inc
     Return Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks long-term appreciation of             Smith Barney Fund Management LLC
     Appreciation Portfolio               capital.
   Legg Mason Partners Variable           Seeks Investment results that, before       TIMCO Asset Management Inc
     Equity Index Portfolio -- Class II   expenses, correspond to the price and
                                          yield performance of the S&P 500
                                          Index. The fund will hold
                                          substantially all of the stocks in the
                                          S&P 500 Index, with comparable
                                          economic sector weightings, market
                                          capitalization and liquidity.


               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks high current income and to limit      Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio     the degree of fluctuation of its net
                                          asset value resulting from movements
                                          in interest rates.
   Legg Mason Partners Variable           Seeks long-term capital appreciation.       Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
   Legg Mason Partners Variable Large     Seeks long-term growth of capital with      Smith Barney Fund Management LLC
     Cap Growth Portfolio                 current income as a secondary
                                          objective.
   Legg Mason Partners Variable Money     Seeks to maximize current income            Smith Barney Fund Management LLC
     Market Portfolio                     consistent with preservation of
                                          capital.
   Legg Mason Partners Variable           Seeks long term capital appreciation        Smith Barney Fund Management LLC
     Social Awareness Stock Portfolio     and retention of net investment income.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small     Seeks long term capital growth.             Smith Barney Fund Management LLC
     Cap Growth Opportunities             Dividend, if any, is incidental to the
     Portfolio                            goal.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio --         Seeks long-term growth of capital and       Lord, Abbett & Co. LLC
     Class VC                             income without excessive fluctuations
                                          in market value.
   Mid-Cap Value Portfolio -- Class VC    Seeks capital appreciation through          Lord, Abbett & Co. LLC
                                          investments, primarily in equity
                                          securities, which are believed to be
                                          undervalued in the marketplace.
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    Met Investors Advisory LLC
     Portfolio -- Class A                                                             Subadviser: Batterymarch Financial
                                                                                      Management, Inc.
   Dreman Small-Cap Value Portfolio --    Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A                                                                          Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Federated High Yield Portfolio --      Seeks high current income.                  Met Investors Advisory LLC
     Class A                                                                          Subadviser: Federated Investment
                                                                                      Management Company
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio -- Class A                                                             Subadviser: Janus Capital
                                                                                      Management LLC
   Legg Mason Partners Managed Assets     Seeks high total return.                    Met Investors Advisory LLC
     Portfolio -- Class A                                                              Subadviser: Legg Mason Capital
                                                                                      Management, Inc.
   Lord Abbett Bond Debenture             Seeks high current income and the           Met Investors Advisory LLC
     Portfolio -- Class A                 opportunity for capital appreciation        Subadviser: Lord, Abbett & Co. LLC
                                          to produce a high total return.
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory LLC
     Portfolio -- Class B                 income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Mercury Large-Cap Core Portfolio --    Seeks long-term capital growth.             Met Investors Advisory LLC
     Class A                                                                          Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio -- Class A                                                             Subadviser:  A I M Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory LLC
     -- Class A                                                                       Subadviser:  A I M Capital
                                                                                      Management, Inc.
   MFS(R) Value Portfolio -- Class A      Seeks capital appreciation and              Met Investors Advisory LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio -- Class A                 investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income
   Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital         Met Investors Advisory LLC
                                          growth.
                                                                                      Subadviser:
                                                                                      Pioneer Investment Management, Inc.


               FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
   Pioneer Mid-Cap Value Portfolio --     Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A                                                                          Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory LLC
     -- Class A                                                                       Subadviser: Pioneer Investment
                                                                                      Management, Inc.
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio -- Class D                                                             Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio --     Seeks competitive total return              MetLife Advisers, LLC
     Class A                              primarily from investing in                 Subadviser: BlackRock Advisors, Inc.
                                          fixed-income securities.
   FI Large Cap Portfolio -- Class A      Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio -- Class D  Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio -- Class B
   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio -- Class B                 with growth of capital as a secondary
                                          objective.
   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio -- Class B      income and growth of capital, with a
                                          greater emphasis on income.
   MetLife Moderate Allocation            Seeks a balance between a high level        MetLife Advisers, LLC
     Portfolio -- Class B                 of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio -- Class B
   MFS(R) Total Return Portfolio --       Seeks a favorable total return through      MetLife Advisers, LLC
     Class F                              investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   T. Rowe Price Large Cap Growth         Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio -- Class B                 secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.
   Western Asset Management High          Seeks high current income.                  MetLife Advisers, LLC
     Yield Bond Portfolio -- Class A                                                   Subadviser: Western Asset
                                                                                      Management Company
   Western Asset Management U.S.          Seeks to maximize total return              MetLife Advisers, LLC
     Government Portfolio -- Class A      consistent with preservation of             Subadviser: Western Asset
                                          capital and maintenance of liquidity.       Management Company
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund --      Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB
TEMPLETON GROWTH FUND, INC. -- CLASS A    Seeks long-term capital growth.             Franklin Advisers, Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II            Seeks capital growth and income             Van Kampen Asset Management
                                          through investments in equity
                                          securities, including common stocks,
                                          preferred stocks and securities
                                          convertible into common and preferred
                                          stocks.
   Emerging Growth Portfolio Class II+    Seeks capital appreciation.                 Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --         Seeks long-term capital appreciation.       Fidelity Management & Research Company
     Service Class 2
   VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.          Fidelity Management & Research Company
     Class 2

--------------
+    Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see Appendix B for more information.

ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. of the or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

                    CHARGES AND DEDUCTIONS UNDER THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

          o the ability for you to make withdrawals and surrenders under the Contracts;

          o    the death benefit paid on the death of a Participant;

          o the available Funding Options and related programs (including, automatic rebalancing and systematic withdrawal programs);

          o administration of the annuity options available under the Contracts; and

          o    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

          o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

          o sales and marketing expenses including commission payments to your sales agent; and

          o    other costs of doing business.

Risks we assume include:

          o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

          o that the amount of the Death Benefit will be greater than the contract value; and

          o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for premium taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which purchase payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan participants, the aggregate of all Plan participant account values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).

SALES LOADS

Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon redemption, the Company will charge either a surrender charge or a contingent deferred sales charge, as negotiated. The maximum contingent deferred sales charge is 5.5% of each Purchase Payment for a period of five years from the date the Purchase Payment was made. After five years from the date a Purchase Payment is made, the contingent deferred sales charge no longer applies to that Purchase Payment. The contingent deferred sales charge applies to each Purchase Payment you make.

For the contingent deferred sales charge, surrenders will be deemed taken from Purchase Payments in the order they were received by us and then on any earnings.

The maximum surrender charge is 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge applicable to your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company, and the length of time the Contract has been in force. If the expected level of aggregate Contract assets is less than $999,999.99, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:

                CONTRACT YEAR                      SURRENDER CHARGE
----------------------------------------------    -------------------
 GREATER THAN OR EQUAL TO       BUT LESS THAN
----------------------------    --------------
          0 years                  1 years                5%
          1 years                  2 years                4%
          2 years                  3 years                3%
          3 years                  4 years                2%
          4 years                  5 years                1%
         5+ years                                         0%

If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge.

For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:

                CONTRACT YEAR                      SURRENDER CHARGE
----------------------------------------------    -------------------
 GREATER THAN OR EQUAL TO       BUT LESS THAN
----------------------------    --------------
          0 years                  2 years                5%
          2 years                  4 years                4%
          4 years                  6 years                3%
          6 years                  8 years                2%
         8+ years                                         0%

The contingent deferred sales or surrender charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the contingent deferred sales or surrender charges, the Company will take into account:

          o the size of plan assets and the expected amount of annual contributions, and

          o the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

          o the expected level of commission the Company may pay to the agent for distribution expenses, and

          o any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

The sales or surrender charge will not be assessed for withdrawals made under the following circumstances:

          o retirement (as defined by the terms of your Plan and consistent with IRS rules)

          o    separation from service/severance from employment

          o    loans (if available in your Plan)

          o    Hardship (as defined by the Code)

          o    Death

          o annuitization under this Contract or another contract issued by us (if the option elected provides payments based on life expectancy or a fixed term payment of at least five years)

          o    disability as defined in Code section 72(m)(7)

          o    minimum required distributions (generally at age 70 1/2)

          o    return of Excess Plan Contributions

          o    transfers to an employer stock fund

          o    certain Plan expenses as mutually agreed upon

DAILY ASSET CHARGE

This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to your Contract will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. Below are the other variations of the charge based on different levels of expected aggregate Contract assets:

              AGGREGATE CONTRACT ASSETS               DAILY ASSET CHARGE
              -------------------------               ------------------
                   $0 -- $249,999.99                         1.50%
                $250,000 -- $999,999.99                      1.30%
              $1,000,000 -- $2,999,999.99                    1.05%
                 $3,000,000 and over                         0.80%

The mortality risk portion compensates the Company for guaranteeing to provide Annuity payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Annuity Commencement Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     o    sales, commission and marketing expenses, and

     o    other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although variable Annuity payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

                CONTRACT YEAR                      WITHDRAWAL CHARGE
----------------------------------------------    --------------------
 GREATER THAN OR EQUAL TO       BUT LESS THAN
----------------------------    --------------
          0 years                  1 years                5%
          1 years                  2 years                4%
          2 years                  3 years                3%
          3 years                  4 years                2%
          4 years                  5 years                1%
         5+ years                                         0%

For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

                CONTRACT YEAR                      WITHDRAWAL CHARGE
----------------------------------------------    --------------------
 GREATER THAN OR EQUAL TO       BUT LESS THAN
----------------------------    --------------
          0 years                  2 years                5%
          2 years                  4 years                4%
          4 years                  6 years                3%
          6 years                  8 years                2%
         8+ years                                         0%

Please refer to Payment Options for a description of this benefit.

FUNDING OPTION CHARGES

There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option. Underlying Funding Option expenses are not fixed or guaranteed and are subject to change by the Fund.

SEMI-ANNUAL ADMINISTRATIVE CHARGE

A semi-annual administrative charge of up to $15 may be deducted from the value of each Participant's Individual Account for administrative expenses. The fee only applies to allocated Contracts and is assessed only during the Accumulation Period.

The semiannual administrative contract fee cannot be increased. The charge is set at a level that does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. In determining the level of the fee, we consider certain factors including, but not limited to, the following:

     o The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will remit Purchase Payment allocations electronically, and any other factors pertaining to the characteristics of the group or the Plan which may enable the Company to reduce the expense of administration.

     o Determination of the Company's anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.

     o    TPA and/or agent involvement.

INSTALLATION CHARGE

An installation charge of $1,000 may be applied to plans with an average balance per participant of less than $5,000.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ASSET ALLOCATION SERVICES

Effective May 1, 2006, the Managed Advisory Portfolio Program (the "program" or "MAPP") is closed to new qualified retirement plans. Participants who enrolled prior to May 1, 2006, may continue to make Purchase Payments into the program and participants in qualified retirement plans in which MAPP is available on May 1, 2006, may continue to enroll into the program. Effective July 1, 2006, MAPP will be closed to new participants in qualified retirement plans in which MAPP is available. Participants who enrolled in the program prior to July 1, 2006, may continue to make additional Purchase Payments into the program. Participants who cancel enrollment in the program may not re-enroll.

If you are a participant in the MAPP Program, there is an additional fee. Please see the section "Asset Allocation Services" in this prospectus.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or cash values for payment to the Contract Owner and/or the TPA for Plan-related expenses. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

The Company pays selected TPAs, some of which may be owned by or in which your registered representative has a financial interest, a flat per participant fee for various services in lieu of our providing those services to plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from your Contract.

                                    TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS OF CASH VALUE BETWEEN FUNDING OPTIONS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the New York Stock Exchange will be processed based on the value(s) next computed on the next business day.

Cash Values may generally be transferred from the Funding Option(s) to the Fixed Account at any time. No transfers will be allowed between the Fixed Account and any Competing Fund. Cash Values previously transferred from the Fixed Account to a non-competing Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. We reserve the right to limit the number of transfers and percentage of Cash Value to be transferred from the Fixed Account to the Funding Options and to Contracts not issued by us. The minimum limitation on the number of transfers would be one in any six-month period. Where permitted by state law, we reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the underlying funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield underlying funds (i.e., American Funds Global Growth Fund, Dreyfus Variable Investment Fund Developing Leaders Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series Global Technology Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Legg Mason Partners Variable High Yield Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT Small Cap Value Fund and Templeton Growth Fund, Inc.--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Fund to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those underlying funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Funds promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchase payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Fund (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Fund.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Fund, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner. You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING (TRANSFERS)

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows the Contract Owner or Participant to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss. There is no additional fee to participate in the DCA Program.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under the DCA Program will be counted for purposes of determining whether you have reached the 20% limit on the amount that may be transferred out of the Fixed Account in any one year. However, we will allow you to transfer more than 20% out of the Fixed Account if the transfers are pre-authorized transfers made through the DCA Program. Transfers made under the DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US

You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by us. Such transfers may be subject to a sales or surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Cash Surrender Value from one Funding Option to any contract not issued by us, subject to the restrictions of the Fixed Account, if applicable.

TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US

Under specific conditions, we may allow you to transfer to this Contract the Contract value of other group annuity contracts we have issued to you or to transfer amounts from this Contract to another Contract issued by us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales or surrender charge may apply, as described in the new Contract.

TRANSFERS FROM CONTRACTS NOT ISSUED BY US

Under specific conditions, when authorized by the state insurance department, we may credit a Plan up to 4% of the amount transferred to us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.

                            ASSET ALLOCATION SERVICES
--------------------------------------------------------------------------------

GENERAL

Asset allocation is a method of investment diversification that allocates assets among asset classes with the goal of managing investment risk and potentially enhancing returns over the long term. An asset Class refers to a category of investments having similar characteristics, such as stocks/equities, bonds/ fixed income, and cash equivalents. There are often further divisions among wider asset classes, for example, classes representing company size (large cap, mid cap, and small cap), and classes representing foreign and U.S. investments.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility over the long term. THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN AN ASSET ALLOCATION PROGRAM -- INVESTMENTS MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

THE ASSET ALLOCATION PROGRAM DESCRIBED BELOW IS NOT A PART OF THE CONTRACT ISSUED BY THE COMPANY. THE COMPANY IS NOT REGISTERED AS AN INVESTMENT ADVISER, AND IS NOT OFFERING INVESTMENT ADVICE IN MAKING AVAILABLE THE ASSET ALLOCATION PROGRAM.

MANAGED ADVISORY PORTFOLIO PROGRAM ("MAPP") ASSET ALLOCATION PROGRAM

Effective May 1, 2006, the Managed Advisory Portfolio Program (the "program" or "MAPP") is closed to new qualified retirement plans. Participants who enrolled prior to May 1, 2006, may continue to make Purchase Payments into the program and participants in qualified retirement plans in which MAPP is available on May 1, 2006, may continue to enroll into the program. Effective July 1, 2006, MAPP will be closed to new participants in qualified retirement plans in which MAPP is available. Participants who enrolled in the program prior to July 1, 2006, may continue to make additional Purchase Payments into the program. Participants who cancel enrollment in the program may not re-enroll.

An affiliate of the Company, Tower Square Securities Inc. ("Tower Square"), offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called Managed Advisory Portfolio Program (the "program"), is available for an additional asset-based fee that is payable by the participant to Tower Square for offering the program. These payments are in addition to any compensation payable by the Company to Tower Square for selling the Contract. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with Tower Square. Tower Square has a fiduciary obligation with respect to program participants. Tower Square may not offer the program to all purchasers of the Contract.

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE MANAGED ADVISORY PORTFOLIO PROGRAM -- A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE: THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT TOWER SQUARE'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT TOWER SQUARE IS REQUIRED TO PROVIDE TO YOU.

Program participants must allocate their Contract Value according to one of six model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create the program. When electing the program, a program participant must complete a standardized questionnaire. Based on the results of the questionnaire, one of the six model portfolios is matched to the program participant based on his or her risk tolerance and investment time horizon. The program participant selects from the six model portfolios, and may select a model portfolio that is different than the recommended model portfolio.

Each model portfolio has different allocation percentages within each asset class, and is intended for a specific type of investor, from highly aggressive to very conservative. Each model portfolio identifies one or more Variable Funding Options offered under the Contract that correspond to each asset class within the model portfolio. A program participant will have his or her Contract Value allocated among the Variable Funding Options according to the applicable asset Class weightings within the model portfolio elected.

At least annually, Standard & Poor's reviews the model portfolios and may make appropriate changes to the allocation percentages within the asset classes of the model portfolios and the recommended

Variable Funding Options. If, as a result of such review, a change is made to a model portfolio, Tower Square will notify program participants in advance of the change, and the participant will have the opportunity to reject the change.

At any time, a program participant can request a change to his or her model portfolio or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. Tower Square representatives will make reasonable efforts to contact program participants at least annually to discuss any adjustments to the models and to determine whether the participant's investment objectives have changed. In addition, program participants will receive a quarterly performance report from the Company that provides information, about the Variable Funding Options.

A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio.

A program participant must allocate 100% of his or her Contract Value to the Variable Funding Options under the model portfolio they have chosen.

PROGRAM FEES -- DEDUCTIONS FROM CONTRACT VALUE

Tower Square charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.

                                                           MAXIMUM ANNUAL
            CONTRACT VALUE EQUAL TO OR                     FEE FOR MANAGED
---------------------------------------------------           ADVISORY
      GREATER THAN               BUT LESS THAN            PORTFOLIO PROGRAM
-------------------------     ---------------------       -------------------
           $0                       $25,000                     0.80%
        $25,000                     $50,000                     0.65%
        $50,000                     $75,000                     0.50%
        $75,000                     $100,000                    0.35%
       $100,000+                                                0.20%

The annual fee to participate in the program is in addition to any Contract fees and charges. Alternative fees may be negotiated by the qualified retirement plan and applied to all participants who elect the program. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals. Please consult with your investment professional to discuss the program.

THE COMPANY IS NOT THE SPONSOR OF THE ASSET ALLOCATION PROGRAM DESCRIBED ABOVE. HOWEVER, THE COMPANY HAS AGREED TO FACILITATE ADMINISTRATION AND THE COLLECTION AND PAYMENT OF INVESTMENT ADVISORY FEES PAYABLE TO TOWER SQUARE UNDER THE TERMS OF THE ADVISORY AGREEMENT THAT IT ENTERS INTO WITH PARTICIPANTS.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before the Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, Participants may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes, sales charge and surrender charge. To elect systematic withdrawals, Participants must have a Cash Value of at least $5,000 and must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which Participants have an interest, unless you or your designee instruct us otherwise. Participants may begin or discontinue systematic withdrawals at any time by notifying us in writing, but must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. Participants should consult with their tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

We issue only the Contract. Where we refer to "you," we are referring to the Contract Owner. The Annuitant, generally a Plan Participant, is the individual upon whose life the Maturity Date and the amount of monthly Annuity payments depend.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.

BENEFICIARY

For unallocated Contracts, you name the beneficiary in a Written Request. The beneficiary has the right to receive any remaining contractual benefits attributable to a Participant upon the death of the Participant. If more than one beneficiary survives the Participant, they will share equally in benefits unless we receive other instructions, by Written Request before the death of the Participant.

The beneficiary is the person or persons designated to receive payment of any death benefit upon the death of the Participant. For allocated Contracts, Participants name the beneficiary for their Individual Account in a Written Request. The beneficiary has the right to receive any benefits due under that Individual Account upon the death of the Participant. If more than one beneficiary survives the Participant, they will share equally in benefits unless we receive other instructions, by Written Request, before the death of the Participant.

For allocated Contracts, unless an irrevocable beneficiary has been named Participants have the right to change the beneficiary for their Individual Account by Written Request during the lifetime of the Participant and while the Contract continues.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFITS PRIOR TO THE ANNUITY COMMENCEMENT DATE

For allocated Contracts, a death benefit may be provided in the event of death of the Participant subject to the rules described below. For unallocated Contracts, a death benefit is only available with the Company's approval, and may not be available in all jurisdictions.

The Contract provides that in the event the Participant dies before the selected Annuity Commencement Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Cash Value of the Participant's Individual Account or (b) the total Purchase Payments made under that Participant's Individual Account, less any applicable premium tax and prior surrenders not previously deducted and any outstanding loan balance as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Annuity Commencement Date, we will pay the Beneficiary, the Cash Value of the Participant's Individual Account, (or value attributable to the Participant) less any applicable premium tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date we receive Due Proof of Death.

When provided, the Death Benefits calculated for an unallocated contract are based on the Cash Value attributable to the Participant.

Under an unallocated Contract, we will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Cash Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the Cash Value and total Purchase Payments attributable to the Participant under the unallocated Contract.

The death benefit may be taken by the Beneficiary in one of three ways: 1) in a single sum, in which case payment will be made within seven days of our receipt of Due Proof of Death, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or 3); applied to a lifetime Annuity.

We must receive a Written Request electing the distribution of proceeds in the form of an Annuity option within one year after the death. The Beneficiary may choose to have Annuity payments made on a variable basis, fixed basis, or a combination of the two.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE (ANNUITY COMMENCEMENT DATE)

Under the Contract, you can direct us to make regular income payments to Participants ("Annuity payments"). You, or at your direction Participants, can choose the month and the year in which those payments begin ("Annuity Commencement Date"). You (or at your direction, Participants) can also choose among income plans (annuity options). While the Participant is alive, the selection can be changed any time up to the Annuity Commencement Date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity payments are made. Not all options may be available in all states.

You may direct us to annuitize amounts attributable to a Participant at any time after you purchase the Contract. Certain annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. This requirement may be changed by Us. Participants should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity payments begin. We use an Annuity Unit to measure the dollar value of an Annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT

Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3.0%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3.0%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS

The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment.

FIXED ANNUITY

A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity payment will be calculated as described under "Amount of First Payment." All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     o the Participant's name, address, date of birth, social security number;

     o    the amount to be distributed;

     o    the annuity option which is to be purchased;

     o    the date the annuity option payments are to begin;

     o if the form of the annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the beneficiary as designated by you; and

     o    any other data that we may require.

The beneficiary, as specified above, may be changed by you or the Annuitant as long as we are notified by Written Request while the Annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the Written Request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the Written Request.

MISSTATEMENT

If an Annuitant's sex or age was misstated, all benefits of this Contract are what the Cash Values would have purchased on the date of issue at the current sex and age.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under your Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you or the TPA also may elect to have the Participant's Cash Surrender Value applied to provide a variable annuity, a fixed annuity, or a combination of both. If no election is made to the contrary, the Cash Surrender Value will provide an annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, the TPA, or the Participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision Transfers of Cash Value Between Funding Options, in order to reallocate the basis on which Annuity payments will be determined. Once Annuity payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Option 1 -- Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity payment; and

     (b)  is

          (1)  the number of Annuity Units represented by each payment; times

          (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the cash value applied on the Annuity Commencement Date under this option; and

     (b)  is the dollar amount of Annuity payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period -- We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, we will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity payments as may be mutually agreed upon by you and us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for a Fixed Period" (without life contingency) where the payments are made on a variable basis.

At any time after annuitization and before death, a participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

CONTRACT AND PARTICIPANT'S INDIVIDUAL ACCOUNT TERMINATION

Under the allocated Contracts, if the cash value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, we reserve the right to terminate that Participant's Individual Account and move the cash value of that Participant's Individual Account to Your Account.

Any cash value that is not due to a terminating Participant under the Plan will be moved to Your Account at your direction.

You may discontinue this Contract by Written Request at any time for any reason. We reserve the right to discontinue this Contract if:

     o the Cash Value of the Contract is less than the termination amount stated in Your Contract; or

     o we determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     o    we receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive your Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

     o    accept no further payments for this Contract; and

     o pay you the Cash Surrender Value of the Funding Options, or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at your direction; and

     o    pay you the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, we will distribute the Cash Surrender Value to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options that began before the date of discontinuance. In certain states we may be required to pay you the Account Value.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MetLife of CT Separate Account QPN for Variable Annuities was established on December 26, 1995 and is exempt from registration with the SEC pursuant to
Section 3(c)(11) the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.

We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans s permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or to offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restrictions. These options are noted as such in your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in your Contract.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable

Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Funding Option. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

To the extent permitted under Federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

The rules for state and local income taxes may differ from the Federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends.

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

All IRAs, TSAs (ERISA and non-ERISA) ss.457(b), ss.403(a), SEP and SIMPLE plans and 401(a) and 401(k) plans (hereinafter "Qualified Plans" unless otherwise specified) receive tax deferral under the Code. Although there are no additional tax benefits by funding your Qualified Plan with an annuity, doing so does offer you additional insurance benefits such as the availability of a guaranteed income for life.

KEOGH A Keogh plan is generally a qualified retirement plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under IRAs. However, there may be some differences: consult your tax advisor.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

DESIGNATED ROTH ACCOUNTS FOR 403(b) PLANS AND 401(k) PLANS

Effective January 1, 2006, employers that have established and maintain TSA or 401(k) plans ("collectively the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, on or about May 15, 2006, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract or to a Contract issued under a 401(k) program under the following conditions:

     1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     6. If permitted under the federal tax law, we may permit both pre-tax contributions under a Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate section 401(k) Contract to accept designated Roth 401(k) contributions.

     7. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31,2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

     o The employer must permit contributions under a pre-tax 403(b) or pre-tax 401 (k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.

     o Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (age 50+catch-up) as well as contribution limits that apply under the Plan.

     o In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, hardship withdrawals only with respect to contributions, if permitted under the Plan).

     o If the amounts have been held under any Designated Roth Account of a participant for at least five years, and are made on account of death, disability, or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distribution").

     o Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

     o Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

                            OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For Qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

HURRICANE RELIEF

DISTRIBUTIONS

Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

LOANS

Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year.
Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415

THE FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. (See the Statement of Additional Information "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.) The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALES OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Contract.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the New York Stock Exchange is closed; (2) when trading on the new York Stock Exchange is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the Commission, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the contracts.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Accumulation unit values with Separate Account charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account charges. "Number of units outstanding at end of year" includes units in contracts funded by Separate Account QPN which are not registered.

                         SEPARATE ACCOUNT CHARGES 0.80%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (8/96).........................   2005        2.098           2.460               4,745,861

   High Yield Bond Trust (5/05).............................   2005        1.000           1.029                      48

   Managed Assets Trust (7/05)..............................   2005        1.000           1.021                      --

   Templeton Growth Fund, Inc. -- Class A (8/96)............   2005        2.206           2.366               4,209,251

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/04)...........................................   2005        1.081           1.122               4,702,700

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (6/01)...........................................   2005        0.791           0.901                 183,015

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/04)..............   2005        1.109           1.255                 592,615

   Growth Fund -- Class 2 Shares (5/04).....................   2005        1.091           1.258               1,183,856

   Growth-Income Fund -- Class 2 Shares (5/04)..............   2005        1.082           1.136               1,450,865

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03)........   2005        1.655           1.760                 757,974

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial
   Shares (7/98)............................................   2005        1.065           1.103               2,566,767

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (6/98)............................................   2005        1.370           1.438               4,041,542

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/01)............................................   2005        0.993           1.032                 576,907

   Mutual Shares Securities Fund -- Class 2 Shares (5/03)...   2005        1.345           1.475                 366,454

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.798           2.274                 332,490

   Templeton Foreign Securities Fund -- Class 2
   Shares (5/04)............................................   2005        1.156           1.264                 412,394

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/04).........   2005        1.087           1.125               2,597,987

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2005        0.769           0.855                 647,648

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.462           0.513               2,128,853

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.529           1.577                 187,645

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04).......................   2005        1.111           1.138                 482,765

   Mid-Cap Value Portfolio (5/04)...........................   2005        1.165           1.251                 195,419

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2005        1.078           1.131                 298,360

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/05).....   2005        1.000           0.989                  25,433

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.240           1.260               2,924,975

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Putnam Variable Trust
   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)..   2005       1.647           1.749               1,737,523
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (9/98)............................   2005       1.930           1.992                 646,532

   High Yield Bond Fund -- Class I (7/98)....................   2005       1.544           1.591               1,224,925

   Investors Fund -- Class I (10/98).........................   2005       1.465           1.548               1,364,011

   Total Return Fund -- Class I (10/98)......................   2005       1.281           1.313                 739,519

Smith Barney Investment Funds Inc.
   Smith Barney Investment Grade Bond Fund -- Class A (9/96).   2005       1.816           1.834                 695,541

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/04).................   2005       1.078           1.162               2,860,893

   Convertible Securities Portfolio (5/04)...................   2005       1.040           1.035                   3,355

   Disciplined Mid Cap Stock Portfolio (8/98)................   2005       2.216           2.471                 683,018

   Equity Income Portfolio (10/96)...........................   2005       1.933           2.004               2,087,888

   Federated High Yield Portfolio (11/96)....................   2005       1.585           1.612                 182,608

   Large Cap Portfolio (9/96)................................   2005       1.587           1.711               1,829,327

   Managed Allocation Series: Aggressive Portfolio (7/05)....   2005       1.000           1.057                  28,386

   Managed Allocation Series: Conservative Portfolio (5/05)..   2005       1.000           1.023                   1,342

   Managed Allocation Series: Moderate Portfolio (6/05)......   2005       1.000           1.048                  44,120

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)..........................................   2005       1.000           1.071                 252,608

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)..........................................   2005       1.000           1.030                      19

   Mercury Large Cap Core Portfolio (6/98)...................   2005       0.935           1.039                 184,783

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   MFS(R) Mid Cap Growth Portfolio (6/01)...................   2005        0.600           0.614               4,727,257

   MFS(R) Total Return Portfolio (8/96).....................   2005        2.016           2.059               4,196,861

   MFS(R) Value Portfolio (5/04)............................   2005        1.127           1.190                 178,295

   Mondrian International Stock Portfolio (9/96)............   2005        1.273           1.384               1,394,036

   Pioneer Fund Portfolio (5/03)............................   2005        1.347           1.416                 106,031

   Pioneer Mid Cap Value Portfolio (5/05)...................   2005        1.000           1.064                      --

   Pioneer Strategic Income Portfolio (9/96)................   2005        1.581           1.626                 452,800

   Strategic Equity Portfolio (9/96)........................   2005        1.677           1.698               1,294,954

   Style Focus Series: Small Cap Growth Portfolio (9/05)....   2005        1.000           1.010                      --

   Style Focus Series: Small Cap Value Portfolio (9/05).....   2005        1.000           1.010                      --

   Travelers Quality Bond Portfolio (7/97)..................   2005        1.437           1.448               1,438,578

   U.S. Government Securities Portfolio (5/04)..............   2005        1.057           1.094               1,984,523

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        1.005           1.020                  14,114

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2005        0.949           1.051               3,252,824

   Smith Barney Large Capitalization Growth
   Portfolio (10/98)........................................   2005        1.605           1.676               1,322,785

   Smith Barney Money Market Portfolio (6/98)...............   2005        1.153           1.176               8,970,323

   Social Awareness Stock Portfolio (5/04)..................   2005        1.087           1.126                 240,793

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2005        1.464           1.512                 152,684

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2005        0.729           0.779                 492,511

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.130           1.176                 592,508

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (6/01)........   2005        1.221           1.413               1,722,394

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.563           1.830               2,207,743

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (8/96).........................   2005        1.979           2.304              18,563,953

   High Yield Bond Trust (5/05).............................   2005        1.000           1.025                     217

   Managed Assets Trust (7/05)..............................   2005        1.000           1.018                     380

   Templeton Growth Fund, Inc. -- Class A (8/96)............   2005        2.080           2.216              11,556,208

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/04)...........................................   2005        1.076           1.109              17,734,860

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (6/01)...........................................   2005        0.771           0.872                 951,877

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/04)..............   2005        1.103           1.240               1,313,171

   Growth Fund -- Class 2 Shares (5/04).....................   2005        1.086           1.243               3,980,066

   Growth-Income Fund -- Class 2 Shares (5/04)..............   2005        1.077           1.123               3,195,600

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03)........   2005        1.636           1.727               1,777,079

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial
   Shares (7/98)............................................   2005        1.018           1.046               7,060,613

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (6/98)............................................   2005        1.309           1.364              10,977,038

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (5/01)............................................   2005        0.968           0.999               1,259,582

   Mutual Shares Securities Fund -- Class 2 Shares (5/03)...   2005        1.329           1.448                 656,050

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.778           2.232               1,283,293

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Templeton Foreign Securities Fund -- Class 2
   Shares (5/04)............................................   2005        1.151           1.249               1,807,817

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/04).........   2005        1.082           1.112               7,573,568

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2005        0.744           0.822               1,901,939

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.447           0.493              13,988,779

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.511           1.548                 543,026

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04).......................   2005        1.105           1.124               3,330,405

   Mid-Cap Value Portfolio (5/04)...........................   2005        1.159           1.236               1,383,348

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2005        1.073           1.118                 648,860

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (6/05).....   2005        1.000           0.985                   1,606

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.209           1.220               5,904,054

Putnam Variable Trust
   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2005        1.605           1.693               3,969,603

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (9/98)...........................   2005        1.847           1.893               3,614,900

   High Yield Bond Fund -- Class I (7/98)...................   2005        1.476           1.509               2,108,663

   Investors Fund -- Class I (10/98)........................   2005        1.403           1.472               6,896,463

   Total Return Fund -- Class I (10/98).....................   2005        1.226           1.248               5,007,135

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Smith Barney Investment Funds Inc.
   Smith Barney Investment Grade Bond Fund -- Class A (9/96)   2005        1.713           1.718               4,635,064

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/04)................   2005        1.073           1.149              12,161,921

   Convertible Securities Portfolio (5/04)..................   2005        1.035           1.023                  95,656

   Disciplined Mid Cap Stock Portfolio (8/98)...............   2005        2.120           2.348               2,488,257

   Equity Income Portfolio (10/96)..........................   2005        1.826           1.879               3,967,894

   Federated High Yield Portfolio (11/96)...................   2005        1.497           1.513                 947,377

   Large Cap Portfolio (9/96)...............................   2005        1.497           1.603               5,659,374

   Managed Allocation Series: Aggressive Portfolio (7/05)...   2005        1.000           1.053                   8,460

   Managed Allocation Series: Conservative Portfolio (5/05).   2005        1.000           1.018                  35,873

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.000           1.044                  47,745

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.067                 179,810

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.026                  32,425

   Mercury Large Cap Core Portfolio (6/98)..................   2005        0.893           0.986               1,240,345

   MFS(R) Mid Cap Growth Portfolio (6/01)...................   2005        0.586           0.595              17,380,444

   MFS(R) Total Return Portfolio (8/96).....................   2005        1.902           1.929              13,700,725

   MFS(R) Value Portfolio (5/04)............................   2005        1.121           1.176                 447,743

   Mondrian International Stock Portfolio (9/96)............   2005        1.202           1.296               6,053,891

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.331           1.390                 197,581

   Pioneer Mid Cap Value Portfolio (5/05)...................   2005        1.000           1.060                   7,320

   Pioneer Strategic Income Portfolio (9/96)................   2005        1.492           1.523               1,386,236

   Strategic Equity Portfolio (9/96)........................   2005        1.582           1.590               5,030,438

   Style Focus Series: Small Cap Growth Portfolio (9/05)....   2005        1.000           1.008                   7,602

   Style Focus Series: Small Cap Value Portfolio (9/05).....   2005        1.000           1.008                   1,691

   Travelers Quality Bond Portfolio (7/97)..................   2005        1.364           1.365               3,374,701

   U.S. Government Securities Portfolio (5/04)..............   2005        1.052           1.081               7,031,317

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.996           1.004                 322,199

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2005        0.919           1.010              32,284,111

   Smith Barney Large Capitalization Growth
   Portfolio (10/98)........................................   2005        1.537           1.593               4,410,403

   Smith Barney Money Market Portfolio (6/98)...............   2005        1.102           1.116              31,824,576

   Social Awareness Stock Portfolio (5/04)..................   2005        1.082           1.113               1,999,728

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2005        1.447           1.484               1,039,939

   Emerging Growth Portfolio -- Class II Shares (5/01)......   2005        0.711           0.754                 891,392

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.101           1.138               1,240,390

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (6/01)........   2005        1.191           1.368               4,316,893

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.523           1.771               5,275,586

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into the Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund -- Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund -- Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio -- Class B, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth-Income Fund -- Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, The PBHG Funds: PBHG Growth Fund -- Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio -- Service Shares, and is no longer available as a funding option.

On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

On 04/29/2005, Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares was replaced by the Travelers Series Trust: Large Cap Portfolio, and is no longer available as a funding option.

On 04/29/2005, Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares was replaced by the Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund -- Class 2, and is no longer available as a funding option.

On 04/29/2005, Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio -- Service Class 2 was replaced by the Salomon Brothers Variable Series Funds, Inc: All Cap Fund -- Class I, and is no longer available as a funding option.

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








                                   APPENDIX B
--------------------------------------------------------------------------------

             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS:

Underlying Fund Name Changes

                        FORMER NAME                                                       NEW NAME
------------------------------------------------------------    --------------------------------------------------------------------

GREENWICH STREET SERIES FUND                                    LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
Appreciation Portfolio                                          Legg Mason Partners Variable Appreciation Portfolio
Equity Index Portfolio -- Class I                               Legg Mason Partners Variable Equity Index Portfolio -- Class II

SMITH BARNEY INVESTMENT FUNDS INC.                              LEGG MASON PARTNERS INVESTMENT FUNDS, INC.
Smith Barney Investment Grade Bond Fund -- Class A              Legg Mason Partners Investment Grade Bond Fund -- Class A

SMITH BARNEY INVESTMENT TRUST                                   LEGG MASON PARTNERS INVESTMENT TRUST
Smith Barney S&P 500 Index Shares +                             Legg Mason Partners S&P 500 Index Fund -- Class A+

SALOMON BROTHERS VARIABLE SERIES FUNDS INC                      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC
Salomon Brothers Variable All Cap Fund -- Class I               Legg Mason Partners Variable All Cap Portfolio -- Class 1
Salomon Brothers Variable High Yield Bond Fund -- Class I       Legg Mason Partners Variable High Yield Bond Portfolio -- Class I
Salomon Brothers Variable Investors Fund -- Class I             Legg Mason Partners Variable Investors Portfolio -- Class 1
Salomon Brothers Variable Total Return Fund -- Class I          Legg Mason Partners Variable Total Return Portfolio  -- Class 1

TRAVELERS SERIES FUND INC.                                      LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
SB Adjustable Rate Income Portfolio                             Legg Mason Partners Variable Adjustable Rate Income Portfolio
Smith Barney Aggressive Growth Portfolio                        Legg Mason Partners Variable Aggressive Growth Portfolio
Smith Barney Large Capitalization Growth Portfolio              Legg Mason Partners Variable Large Cap Growth Portfolio
Social Awareness Stock Portfolio                                Legg Mason Partners Variable Social Awareness Stock Portfolio
Smith Barney Money Market Portfolio                             Legg Mason Partners Variable Money Market Portfolio

VARIABLE ANNUITY PORTFOLIOS                                     LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
Smith Barney Small Cap Growth Opportunities                     Legg Mason Partners Small Cap Growth Opportunities Portfolio


UNDERLYING FUND MERGERS/REORGANIZATIONS
THE FORMER UNDERLYING FUNDS WERE MERGED WITH AND INTO THE NEW UNDERLYING FUNDS.

                   FORMER UNDERLYING FUND                                           NEW UNDERLYING FUND
 ------------------------------------------------------------   --------------------------------------------------------------------
 TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
                                                                Asset Allocation Portfolios -- Class B
 Managed Allocation Series Conservative Portfolio               MetLife Conservative Allocation Portfolio
 Managed Allocation Series Moderate-Conservative Portfolio      MetLife Conservative to Moderate Allocation Portfolio
 Managed Allocation Series Moderate Portfolio                   MetLife Moderate Allocation Portfolio
 Managed Allocation Series Moderate-Aggressive Portfolio        MetLife Moderate to Aggressive Allocation Portfolio
 Managed Allocation Series Aggressive Portfolio                 MetLife Aggressive Allocation Portfolio

                                                                MET INVESTORS SERIES TRUST
Capital Appreciation Fund                                       Janus Capital Appreciation Portfolio -- Class A

                                                                METROPOLITAN SERIES FUND, INC.
Managed Assets Trust                                            Legg Mason Partners Managed Assets Portfolio -- Class A

                                                                METROPOLITAN SERIES FUND, INC.
High Yield Bond Trust                                           Western Asset Management High Yield Bond Portfolio -- Class A


TRAVELERS SERIES TRUST                                          MET INVESTORS SERIES TRUST
Disciplined Mid Cap Stock Portfolio                             Batterymarch Mid-Cap Stock Portfolio -- Class A
Style Focus Series:  Small Cap Value Portfolio                  Dreman Small-Cap Value Portfolio -- Class A
Federated High Yield Portfolio                                  Federated High Yield Portfolio -- Class A
Mondrian International Stock Portfolio                          Harris Oakmark International Stock Portfolio -- Class A
Capital Appreciation                                            Janus Capital Appreciation -- Class A
Convertible Securities Portfolio                                Lord Abbett Bond Debenture Portfolio Class A
Mercury Large Cap Core Portfolio                                Mercury Large-Cap Core Portfolio -- Class A
AIM Capital Appreciation Portfolio                              Met/AIM Capital Appreciation Portfolio -- Class A
MFS(R) Value Portfolio                                          MFS(R) Value Portfolio -- Class A


                   FORMER UNDERLYING FUND                                           NEW UNDERLYING FUND
 ------------------------------------------------------------   --------------------------------------------------------------------
Pioneer Fund Portfolio                                          Pioneer Fund Portfolio -- Class A
Pioneer Mid Cap Value Portfolio                                 Pioneer Mid-Cap Value Portfolio -- Class A
Pioneer Strategic Income Portfolio -- Class A                   Pioneer Strategic Income Portfolio -- Class A

                                                                METROPOLITAN SERIES FUND, INC.
MFS(R) Mid Cap Growth Portfolio                                 BlackRock Aggressive Growth Portfolio -- Class D
Travelers Quality Bond Portfolio                                BlackRock Bond Income Portfolio -- Class A
Large Cap Portfolio                                             FI Large Cap Portfolio Class A
Strategic Equity Portfolio                                      FI Large Cap Portfolio Class A
Equity Income Portfolio                                         FI Value Leaders Portfolio -- Class D
MFS(R) Total Return                                             MFS(R) Total Return Portfolio -- Class F
U.S. Government Securities Portfolio                            Western Asset Management U.S. Government Portfolio

UNDERLYING FUND SUBSTITUTIONS
THE FOLLOWING NEW UNDERLYING FUNDS WERE REPLACED BY THE FORMER UNDERLYING FUNDS.

                  FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
------------------------------------------------------------    --------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS                              MET INVESTORS SERIES TRUST
Oppenheimer Main Street Fund/VA -- Service Shares               Lord Abbett Growth and Income Portfolio -- Class B

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST            MET INVESTORS SERIES TRUST
Mutual Shares Securities Fund -- Class 2 Shares                 Lord Abbett Growth and Income Portfolio -- Class B

ALLIANCE BERNSTEIN VARIABLE PRODUCT SERIES FUND                 METROPOLITAN SERIES FUND, INC.
AllianceBernstein Large Cap Growth Portfolio -- Class B         T. Rowe Price Large Cap Growth Portfolio -- Class B

JANUS ASPEN SERIES                                              METROPOLITAN SERIES FUND, INC
Janus Aspen Series Growth and Income Portfolio                  T. Rowe Price Large Cap Growth Portfolio -- Class B

DELAWARE VIP TRUST                                              METROPOLITAN SERIES FUND, INC
Delaware VIP REIT Series -- Standard Class                      Neuberger Berman Real Estate Portfolio -- Class A

--------------
+    Closed to new investors.

                APPENDIX C -- PORTFOLIO LEGAL AND MARKETING NAMES
--------------------------------------------------------------------------------

      SERIES FUND/TRUST                         PORTFOLIO/SERIES                                 MARKETING NAME
-------------------------------    -------------------------------------------    ---------------------------------------------
AMERICAN FUNDS INSURANCE           Global Growth Fund                             American Funds Global Growth Fund
   SERIES
AMERICAN FUNDS INSURANCE           Growth-Income Fund                             American Funds Growth-Income Fund
   SERIES
AMERICAN FUNDS INSURANCE           Growth Fund                                    American Funds Growth Fund
   SERIES
DREYFUS VARIABLE INVESTMENT        Appreciation Portfolio                         Dreyfus VIF Appreciation Portfolio
   FUND
DREYFUS VARIABLE INVESTMENT        Developing Leaders Portfolio                   Dreyfus VIF Developing Leaders Portfolio
   FUND
JANUS ASPEN SERIES                 Global Life Sciences Portfolio                 Janus Aspen Series Global Life Sciences
                                                                                  Portfolio
JANUS ASPEN SERIES                 Global Technology Portfolio                    Janus Aspen Series Global Technology
                                                                                  Portfolio
JANUS ASPEN SERIES                 Mid Cap Growth Portfolio                       Janus Aspen Series Mid Cap Growth Portfolio
LORD ABBETT SERIES FUND, INC.      Growth and Income Portfolio                    Lord Abbett Growth and Income Series Fund --
                                                                                     Class VC
LORD ABBETT SERIES FUND, INC.      Mid-Cap Value Portfolio                        Lord Abbett Mid-Cap Value Series Fund --
                                                                                     Class VC
METROPOLITAN SERIES FUND, INC.     FI Large Cap Portfolio                         FI Large Cap Portfolio (Fidelity)
METROPOLITAN SERIES FUND, INC.     FI Value Leaders Portfolio                     FI Value Leaders Portfolio (Fidelity)
PIMCO VARIABLE INSURANCE TRUST     Real Return Portfolio                          PIMCO VIT Real Return Portfolio

PIMCO VARIABLE INSURANCE TRUST     Total Return Portfolio                         PIMCO VIT Total Return Portfolio
REGISTERED FIXED ACCOUNT           Registered Fixed                               Fixed Account
VAN KAMPEN LIFE INVESTMENT         Van Kampen Life Investment Trust Comstock      Van Kampen LIT Comstock Portfolio
   TRUST                              Portfolio
VAN KAMPEN LIFE INVESTMENT         Van Kampen Life Investment Trust Emerging      Van Kampen LIT Emerging Growth Portfolio
   TRUST                              Growth Portfolio
VARIABLE INSURANCE PRODUCTS        Contrafund(R) Portfolio                        Fidelity VIP Contrafund(R) Portfolio
VARIABLE INSURANCE PRODUCTS        Mid Cap Portfolio                              Fidelity VIP Mid Cap Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:
                          The Insurance Company
                          Principal Underwriter
                          Distribution and Principal Underwriting Agreement Valuation of Assets
                          Federal Tax Considerations
                          Independent Registered Public Accounting Firms Condensed Financial Information
                          Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 (Form MIC Book 95) are available without charge. To request a copy, please check the box, complete the coupon found below and mail it to: MetLife Insurance Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, Hartford, Connecticut, 06103-3415.


Name:
            --------------------------------------------------------------------

Address:
            --------------------------------------------------------------------

                     METLIFE RETIREMENT PERSPECTIVES ("MRP")










* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.





















Book 95                                                              May 1, 2006